Annual Total Returns - Franklin Strategic Income VIP Fund [BarChart] - FTVIP Class 4-57 - Franklin Strategic Income VIP Fund - Class 4	Oct. 01, 2020
Bar Chart Table:
Annual Return 2010	10.88%
Annual Return 2011	2.46%
Annual Return 2012	12.67%
Annual Return 2013	3.17%
Annual Return 2014	1.75%
Annual Return 2015	(3.98%)
Annual Return 2016	7.86%
Annual Return 2017	4.08%
Annual Return 2018	(1.88%)
Annual Return 2019	7.93%